Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	$ 4,543	$ 5,545	$ 6,415
Deferred Income Tax Assets	(511)	(684)	(802)
Net Deferred Income Tax Liability	4,032	4,861	$ 5,613
Less Than 1 Year [Member]
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	3	47
Deferred Income Tax Assets	(113)	(57)
1 Year [Member]
Disclosure of income taxes [line items]
Deferred Income Tax Liabilities	4,540	5,498
Deferred Income Tax Assets	$ (398)	$ (627)